Leases - Schedule of Supplemental Balance Sheet Information Related to Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Office [Member]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Line Items]
Weighted average remaining lease term (in years)	8 years	4 years
Weighted average discount rate	16.93%	8.00%
Cars [Member]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Line Items]
Weighted average remaining lease term (in years)	5 months 8 days	9 months 18 days
Operating leases (in Dollars)	$ 40
Lease [Member]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Line Items]
Operating leases (in Dollars)	$ 384	$ 343	$ 351
Minimum [Member] | Lease [Member]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Line Items]
Weighted average discount rate	18.00%	18.00%
Maximum [Member] | Lease [Member]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Line Items]
Weighted average discount rate	26.00%	26.00%